Inventory (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total inventories	R$ 236,117	R$ 202,553
Inventories gross	248,768	214,605
Losses on adjustment to realizable amount	(12,651)	(12,052)
Cell Phones And Tablets [Member]
IfrsStatementLineItems [Line Items]
Inventories gross	138,951	140,934
Accessories And Prepaid Cards [Member]
IfrsStatementLineItems [Line Items]
Inventories gross	78,330	53,791
T I M Chips [Member]
IfrsStatementLineItems [Line Items]
Inventories gross	R$ 31,487	R$ 19,880